Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other	Total
At 1 January 2021	16,665	1,745	834	3,753	1,831	24,828
Exchange adjustments	(286)	(15)	(3)	(64)	(83)	(451)
Acquisitions	33	—	—	—	—	33
New and increase in existing provisions[a]	1,215	502	241	3,695	223	5,876
Write-back of unused provisions[a]	(9)	(89)	(53)	(40)	(174)	(365)
Unwinding of discount[b]	310	35	14	—	10	369
Change in discount rate	(3,245)	(134)	(81)	—	(13)	(3,473)
Utilization	(44)	(314)	(171)	(2,282)	(321)	(3,132)
Reclassified to other payables	(369)	(3)	—	—	(5)	(377)
Reclassified as liabilities directly associated with assets held for sale	(32)	(3)	—	—	(1)	(36)
Deletions	(1,895)	(3)	(2)	—	(48)	(1,948)
At 31 December 2022	12,343	1,721	779	5,062	1,419	21,324
Of which – current	577	390	191	4,643	531	6,332
– non-current	11,766	1,331	588	419	888	14,992
[a]Recognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
[b]Recognized in the Group income statement.